Leases: - Maturities of lease liabilities (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Operating Leases
Less than one year	$ 18,259
1 to 2 years	15,919
2 to 3 years	13,656
3 to 4 years	13,065
4 to 5 years	11,928
After 5 years	35,342
Total future minimum rental commitments	108,169
Less - amounts representing interest	(27,067)
Present value of lease liabilities	81,102
Finance Leases
Less than one year	993
1 to 2 years	708
2 to 3 years	421
3 to 4 years	129
Total future minimum rental commitments	2,251
Less - amounts representing interest	(207)
Total principal payable on finance leases	$ 2,044	$ 2,275